Expense Example	Jul. 31, 2026 USD ($)
iShares iBonds Dec 2035 Term Muni Bond ETF | iShares iBonds Dec 2035 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10	[1]
Expense Example, with Redemption, 3 Years	32	[1]
iShares iBonds Dec 2027 Term Muni Bond ETF | iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
iShares iBonds Dec 2028 Term Muni Bond ETF | iShares iBonds Dec 2028 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
iShares iBonds Dec 2029 Term Muni Bond ETF | iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
iShares iBonds Dec 2030 Term Muni Bond ETF | iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
iShares iBonds Dec 2031 Term Muni Bond ETF | iShares iBonds Dec 2031 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
iShares iBonds Dec 2032 Term Muni Bond ETF | iShares iBonds Dec 2032 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10	[1]
Expense Example, with Redemption, 3 Years	32	[1]
iShares iBonds Dec 2033 Term Muni Bond ETF | iShares iBonds Dec 2033 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10	[1]
Expense Example, with Redemption, 3 Years	32	[1]
iShares iBonds Dec 2034 Term Muni Bond ETF | iShares iBonds Dec 2034 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10	[1]
Expense Example, with Redemption, 3 Years	32	[1]
Maturity [Member] | iShares iBonds Dec 2026 Term Muni Bond ETF | iShares iBonds Dec 2026 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Maturity [Member] | iShares iBonds Dec 2027 Term Muni Bond ETF | iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Maturity [Member] | iShares iBonds Dec 2028 Term Muni Bond ETF | iShares iBonds Dec 2028 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Maturity [Member] | iShares iBonds Dec 2029 Term Muni Bond ETF | iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	36
Maturity [Member] | iShares iBonds Dec 2030 Term Muni Bond ETF | iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	54
Maturity [Member] | iShares iBonds Dec 2031 Term Muni Bond ETF | iShares iBonds Dec 2031 Term Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 5 Years	$ 61

[1]	The Fund is a new fund with less than six months operating history and therefore only displays 1‑ and 3‑year example fund costs.